Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of the Net Deferred Tax Asset
The components of the net deferred tax asset are as follows:

	In Thousands
	2018	2017
Deferred tax asset:
Federal	$9,046	7,222
State	2,739	2,068
	11,785	9,290
Deferred tax liability:
Federal	(2,167)	(1,402)
State	(717)	(464)
	(2,884)	(1,866)
Net deferred tax asset	$8,901	7,424

Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise
The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2018	2017
Financial statement allowance for loan losses in excess of tax allowance	$6,846	5,925
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,557)	(1,539)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,128	1,075
Writedown of other real estate not deductible for income tax purposes until sold	176	161
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss on securities available-for-sale	2,726	1,498
Equity based compensation	469	178
Other items, net	440	453
Net deferred tax asset	$8,901	7,424

Summary of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2018
Current	$8,310	721	9,031
Deferred	(136)	(112)	(248)
Total	$8,174	609	8,783
2017
Current	$14,004	2,354	16,358
Deferred	3,205	(209)	2,996
Total	$17,209	2,145	19,354
2016
Current	$12,910	2,095	15,005
Deferred	(136)	(28)	(164)
Total	$12,774	2,067	14,841

Reconciliation of Actual Income Tax Expense to the Expected Tax Expense
A reconciliation of actual income tax expense of $8,783,000, $19,354,000 and $14,841,000 for the years ended December 31, 2018, 2017 and 2016, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2018 and 34% for 2017 and 2016 to earnings before income taxes) is as follows:

	In Thousands
	2018	2017	2016
Computed “expected” tax expense	$8,689	14,579	13,761
State income taxes, net of Federal income tax benefit	432	1,346	1,364
Tax exempt interest, net of interest expense exclusion	(226)	(415)	(401)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	—	399	370
Earnings on cash surrender value of life insurance	(177)	(292)	(283)
Expenses not deductible for tax purposes	16	43	40
Equity based compensation expense	(39)	16	35
Revaluation of federal deferred tax assets due to change in tax rates	—	3,603	—
Other	88	75	(45)
	$8,783	19,354	14,841